Debt - Schedule of Debt (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Long-term debt	$ 993.8	$ 0
Current maturities of long-term debt	12.5	0
Total long-term debt	981.3	0
Revolving credit facility | Revolving credit facility
Debt Instrument [Line Items]
Long-term debt	0	0
Term loan facility
Debt Instrument [Line Items]
Long-term debt	243.8	0
Senior Notes
Debt Instrument [Line Items]
Long-term debt	750.0
Senior Notes | 3.30% senior notes, due 2019
Debt Instrument [Line Items]
Long-term debt	250.0	0
Senior Notes | 4.50% senior notes, due 2024
Debt Instrument [Line Items]
Long-term debt	$ 500.0	$ 0